SIGNIFICANT COMMITMENTS AND AGREEMENTS - Operating lease commitments (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments
Minimum lease payments	Rp 3,814
Future minimum lease payments	31,218
Future minimum lease receivables	2,362
Early lease termination expenses		Rp 202	Rp 666
Early lease termination provisions	Rp 300
Minimum
Operating lease commitments
Term	1 year
Maximum
Operating lease commitments
Term	10 years
Less than one year
Operating lease commitments
Future minimum lease payments	Rp 4,038
Future minimum lease receivables	737
1-5 years
Operating lease commitments
Future minimum lease payments	15,915
Future minimum lease receivables	1,475
Thereafter
Operating lease commitments
Future minimum lease payments	11,265
Future minimum lease receivables	Rp 150